Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 19,764	$ 480,498	$ 108,674	$ 108,674	$ 1,253,237	$ 5,155,793
Franchise tax expenses	33,475	49,863	83,836	83,836	147,945	152,376
Loss from operations	(53,239)	(530,361)	(192,510)	(192,510)	(1,401,182)	(5,308,169)
Interest and investment income				325
Income earned on investments held in Trust Account	0	4,534	325	325	37,571	42,056
Financing costs - derivative warrant liabilities			(410,849)	(410,849)		0
Change in fair value of derivative warrant liabilities	0	2,441,750	(2,355,500)	(2,355,500)	(2,298,250)	387,750
Net income (loss)	$ (53,239)	1,915,923	$ (2,958,534)	(2,958,534)	(3,661,861)	(4,878,363)
Common Class A [Member]
Net income (loss)		$ 1,532,738		$ (1,043,325)	$ (2,929,489)	$ (3,902,690)
Weighted average shares outstanding	0	17,250,000	2,079,787	2,079,787	17,250,000	17,250,000
Basic and diluted net income (loss) per share	$ 0	$ 0.09	$ (0.50)	$ (0.50)	$ (0.17)	$ (0.23)
Common Class B [Member]
Net income (loss)	$ (53,239)	$ 383,185		$ (1,915,209)	$ (732,372)	$ (975,673)
Weighted average shares outstanding	3,750,000	4,312,500	3,817,819	3,817,819	4,312,500	4,312,500
Basic and diluted net income (loss) per share	$ (0.01)	$ 0.09	$ (0.50)	$ (0.50)	$ (0.17)	$ (0.23)